SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	$ 9,647		$ 10,036		$ 9,003
Segment reporting information, Percentage of Total Consolidated Revenues	100.00%		100.00%		100.00%
Segment reporting information, Interest Expense	493		465		436
Segment reporting information, Interest Income	24		26		16
Segment reporting information, Depreciation and Amortization	1,090		976		866
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	100.00%		100.00%		100.00%
Segment reporting information, Income Tax Expense (Benefit)	59		394		133
Segment reporting information, earnings (losses)	859		1,331		709
Segment reporting information, Percentage of Consolidated Earnings (Losses)	100.00%		100.00%		100.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	2,956		2,844		2,062
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	100.00%		100.00%		100.00%
Segment reporting information, Assets	36,499		33,249		30,231
Segment reporting information, Percentage of Consolidated Assets	100.00%		100.00%		100.00%
Losses reclassified between Parent and Mexico			13		22
S D G E Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	3,694		3,373		3,049
Segment reporting information, Percentage of Total Consolidated Revenues	38.00%		34.00%		34.00%
Segment reporting information, Interest Expense	173		142		136
Segment reporting information, Depreciation and Amortization	490		422		381
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	45.00%		43.00%		44.00%
Segment reporting information, Income Tax Expense (Benefit)	190		237		173
Segment reporting information, earnings (losses)	484	[1]	431	[1]	369	[1]
Segment reporting information, Percentage of Consolidated Earnings (Losses)	56.00%		32.00%		52.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	1,237		1,831		1,210
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	42.00%		64.00%		59.00%
Segment reporting information, Assets	14,744		13,555		12,077
Segment reporting information, Percentage of Consolidated Assets	40.00%		41.00%		40.00%
Segment Reporting Information, Intersegment Revenue	8		6		6
So Cal Gas Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	3,282		3,816		3,822
Segment reporting information, Percentage of Total Consolidated Revenues	34.00%		38.00%		43.00%
Segment reporting information, Interest Expense	68		69		66
Segment reporting information, Interest Income			1		1
Segment reporting information, Depreciation and Amortization	362		331		309
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	33.00%		34.00%		36.00%
Segment reporting information, Income Tax Expense (Benefit)	79		143		176
Segment reporting information, earnings (losses)	289	[1]	287	[1]	286	[1]
Segment reporting information, Percentage of Consolidated Earnings (Losses)	34.00%		22.00%		40.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	639		683		503
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	22.00%		24.00%		24.00%
Segment reporting information, Assets	9,071		8,475		7,986
Segment reporting information, Percentage of Consolidated Assets	25.00%		25.00%		26.00%
Segment Reporting Information, Intersegment Revenue	46		53		44
All Other Segments [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Interest Expense	251		233		243
Segment reporting information, Interest Income	4				3
Segment reporting information, Depreciation and Amortization	11		11		16
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	1.00%		1.00%		2.00%
Segment reporting information, Income Tax Expense (Benefit)	(141)		(109)		(300)
Segment reporting information, earnings (losses)	(55)		(126)		(211)
Segment reporting information, Percentage of Consolidated Earnings (Losses)	(6.00%)		(10.00%)		(30.00%)
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	4		4		4
Segment reporting information, Assets	818		442		1,776
Segment reporting information, Percentage of Consolidated Assets	2.00%		1.00%		6.00%
Intercompany Eliminations Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	(2)		(2)		(5)
Segment reporting information, Interest Expense	(159)		(125)		(142)
Segment reporting information, Interest Income	(58)		(32)		(32)
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment			(205)	[2]
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment			(7.00%)
Intersegment Revenues Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	(372)	[3]	(621)	[3]	(709)	[3]
Segment reporting information, Percentage of Total Consolidated Revenues	(4.00%)		(6.00%)		(8.00%)
Intersegment Receivables Segment [Member]
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Assets	(1,619)		(1,654)		(1,751)
Segment reporting information, Percentage of Consolidated Assets	(4.00%)		(5.00%)		(6.00%)
Sempra South American Utilities Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	1,441		1,080		1
Segment reporting information, Percentage of Total Consolidated Revenues	15.00%		11.00%
Segment reporting information, Interest Expense	32		34		8
Segment reporting information, Interest Income	15		22		7
Segment reporting information, Depreciation and Amortization	56		40
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	5.00%		4.00%
Segment reporting information, Income Tax Expense (Benefit)	78		42
Segment reporting information, earnings (losses)	164		425		69
Segment reporting information, Percentage of Consolidated Earnings (Losses)	19.00%		32.00%		10.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	183		110
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	6.00%		4.00%
Segment reporting information, Assets	3,310		2,981		796
Segment reporting information, Percentage of Consolidated Assets	9.00%		9.00%		3.00%
Sempra Mexico Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	605		736		827
Segment reporting information, Percentage of Total Consolidated Revenues	6.00%		7.00%		9.00%
Segment reporting information, Interest Expense	8		19		26
Segment reporting information, Interest Income	2		1		1
Segment reporting information, Depreciation and Amortization	62		63		62
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	6.00%		6.00%		7.00%
Segment reporting information, Income Tax Expense (Benefit)	73		37		64
Segment reporting information, earnings (losses)	157		192		116
Segment reporting information, Percentage of Consolidated Earnings (Losses)	18.00%		14.00%		17.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	45		16		15
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	2.00%				1.00%
Segment reporting information, Assets	2,591		2,502		2,616
Segment reporting information, Percentage of Consolidated Assets	7.00%		8.00%		9.00%
Segment Reporting Information, Intersegment Revenue	108		300		327
Sempra Renewables Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	68		22		9
Segment reporting information, Percentage of Total Consolidated Revenues	1.00%
Segment reporting information, Interest Expense	22		13		7
Segment reporting information, Interest Income	6
Segment reporting information, Depreciation and Amortization	16		6		2
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	1.00%		1.00%
Segment reporting information, Income Tax Expense (Benefit)	(63)		(28)		(24)
Segment reporting information, earnings (losses)	61		7		9
Segment reporting information, Percentage of Consolidated Earnings (Losses)	7.00%		1.00%		1.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	717		248		123
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	24.00%		9.00%		6.00%
Segment reporting information, Assets	2,439		1,210		599
Segment reporting information, Percentage of Consolidated Assets	7.00%		4.00%		2.00%
Sempra Natural Gas Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	931		1,632		2,009
Segment reporting information, Percentage of Total Consolidated Revenues	10.00%		16.00%		22.00%
Segment reporting information, Interest Expense	98		80		92
Segment reporting information, Interest Income	55		34		36
Segment reporting information, Depreciation and Amortization	93		103		96
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	9.00%		11.00%		11.00%
Segment reporting information, Income Tax Expense (Benefit)	(157)		72		44
Segment reporting information, earnings (losses)	(241)		115		71
Segment reporting information, Percentage of Consolidated Earnings (Losses)	(28.00%)		9.00%		10.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	131		157		207
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	4.00%		6.00%		10.00%
Segment reporting information, Assets	5,145		5,738		6,132
Segment reporting information, Percentage of Consolidated Assets	14.00%		17.00%		20.00%
Segment Reporting Information, Intersegment Revenue	$ 210		$ 262		$ 332

[1]	After preferred dividends.
[2]	Amount represents elimination of intercompany sale of El Dorado power plant in 2011, as we discuss in Note 14.
[3]	Revenues for reportable segments include intersegment revenues of: $8 million, $46 million, $108 million and $210 million for 2012, $6 million, $53 million, $300 million and $262 million for 2011, and $6 million, $44 million, $327 million and $332 million for 2010 for SDG&E, SoCalGas, Sempra Mexico and Sempra Natural Gas, respectively.